Non-controlling interests	12 Months Ended
Dec. 31, 2022
Non-controlling interests.
Non-controlling interests

26 Non-controlling interests

The Group Financial Statements at 31 December 2022 reflect equity of $21m (2021: $19m; 2020: $16m) and total comprehensive income of $2m (2021: $3m; 2020: $3m) attributable to the non-controlling interests in AstraZeneca Pharma India Limited, P.T. AstraZeneca Indonesia and Beijing Falikang Pharmaceutical (China) Co. Limited.

In addition to the non-controlling interests in AstraZeneca Pharma India Limited, P.T. AstraZeneca Indonesia and Beijing Falikang Pharmaceutical (China) Co. Limited, the Group Financial Statements at 31 December 2022 also reflect total comprehensive losses of $nil (2021: $nil; 2020: $55m) attributable to the non-controlling interest in Acerta Pharma, resulting in reported total comprehensive income of $2m (2021: income of $3m, 2020: losses of $52m).

In February 2016, AstraZeneca acquired a 55% controlling stake in Acerta Pharma where the non-controlling interest was subject to put and call options. The put option gave rise to a liability (see Note 20). The ability of the parties to exercise their respective put and call options, as well as the timing and amount of exercise, was dependent on certain conditions, the last of which was based on regulatory outcomes of Calquence in the EU. In November 2020, Calquence received marketing approval in the EU, which removed all remaining conditionality in respect of the options. From November 2020, the minority shareholders were considered to have no further substantive variability in risk and reward related to their shares as it was considered highly likely that one of the options would be exercised, and the price of the options was fixed. Therefore, from November 2020, no further amounts of the consolidated AstraZeneca result were attributed to the minority shareholders of Acerta Pharma. The Non-controlling interests reserve relating to the minority shareholders of Acerta Pharma, totalling $1,401m, was reclassified into Retained earnings (see Consolidated Statement of Changes in Equity) in 2020. AstraZeneca exercised its option to acquire the remaining 45% of shares in Acerta Pharma in April 2021.

As part of the acquisition of Alexion in July 2021, a pre-existing non-controlling interest in Caelum Biosciences was recognised (Note 27). This was valued at $150m, the agreed-upon exercise price for the exclusive option to acquire the remaining equity. The option was exercised on 28 September 2021 and the acquisition of Caelum Biosciences closed shortly thereafter on 5 October 2021.